Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.0000001	¥ 0.0000001
Ordinary shares, shares issued | shares	33,312,608,296	33,312,108,296
Ordinary shares, shares outstanding | shares	33,312,608,296	33,312,108,296
Class A, Class B and Class C ordinary shares
Ordinary shares, shares authorized | shares	3,000,000,000,000	3,000,000,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.0000001	¥ 0.0000001
Ordinary shares, shares issued | shares	490,418,360	490,418,360
Ordinary shares, shares outstanding | shares	490,418,360	490,418,360
Class C Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.0000001	¥ 0.0000001
Ordinary shares, shares issued | shares	7,071,427	7,071,427
Ordinary shares, shares outstanding | shares	7,071,427	7,071,427
VIE
Accounts payable (in Dollars and Yuan Renminbi) | ¥	¥ 267,902	¥ 373,278
Customers' refundable fees (in Dollars and Yuan Renminbi) | ¥	30,235	30,657
Accrued expenses and other payables (in Dollars and Yuan Renminbi) | ¥	91,931	80,109
Income tax payables (in Dollars and Yuan Renminbi) | ¥	1,005	1,590
Operating lease liabilities-current (in Dollars and Yuan Renminbi) | ¥	1,499	111
Income tax payables (in Dollars and Yuan Renminbi) | ¥	24,975	28,243
Operating lease liabilities, non-current (in Dollars and Yuan Renminbi) | ¥	¥ 285	¥ 29